Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Tax Reconciliation

The following table reconciles the income tax benefit at the Canadian statutory rate to income tax benefit at the Company’s effective tax rates.

	2016	2015
Loss before income taxes	$(1,921,210)	$(1,087,289)
Statutory tax rate	26.5%	26.5%
Expected income tax (recovery)	$(509,000)	$(288,000)
Non-deductible items	143,000	197,000
Change in valuation allowance	358,785	91,000
Total income taxes (recovery)	$(7,215)	$-

Schedule of Deferred Taxe Assets and Liabilities

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities and their respective tax bases for financial reporting purposes. Deferred tax assets as at March 31, 2016 and 2015 are comprised of the following:

	2016	2015
Net operating loss carry forwards	$599,000	$242,000
Equipment and leasehold improvements	35,000	30,000
Valuation allowance	(634,000)	(272,000)
Net deferred tax asset	$-	$-

Schedule of Operating Loss Carry Forwards

The Company has net operating loss carry forwards of approximately $2,262,000 (2015 - $913,000) which may be carried forward to apply against future year income for Canadian income tax purposes, subject to final determination by taxing authorities, expiring in the following years:

Expiry
2029	$65,000
2030	83,000
2031	28,000
2032	81,000
2033	91,000
2034	242,000
2035	323,000
2016	1,349,000
Total	$2,262,000